Financial Instruments and Risk Management - Liquidity Risk (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	CAD 144,542	CAD 112,973
Bank loan	212,138	187,954
Long-term notes	CAD 1,474,184	1,566,116
Borrowings extension term	4 years
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn credit facilities	CAD 494,634	CAD 580,767
Trade and other payables	144,542
Interest payable	398,635
Financial liabilities	2,245,763
Cost | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan	213,376
Long-term notes	1,489,210
Less than 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	144,542
Interest payable	86,377
Financial liabilities	230,919
Less than 1 year | Cost | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan	0
Long-term notes	0
1-3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Interest payable	172,754
Financial liabilities	386,130
1-3 years | Cost | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan	213,376
Long-term notes	0
3-5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Interest payable	99,609
Financial liabilities	1,088,099
3-5 years | Cost | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan	0
Long-term notes	988,490
Beyond 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Interest payable	39,895
Financial liabilities	540,615
Beyond 5 years | Cost | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan	0
Long-term notes	CAD 500,720